SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2018
Notes
SIGNIFICANT ACCOUNTING POLICIES

3.             SIGNIFICANT ACCOUNTING POLICIES

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements, which have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the significant accounting policies summarized below:

Financial instruments

Financial assets

All financial assets are initially recorded at fair value and are designated upon inception into one of the following four categories: held-to-maturity, available-for-sale, loans and receivables or at fair value through income or loss (“FVTPL”).

Financial assets classified as FVTPL are measured at fair value with unrealized gains and losses recognized through earnings. The Company’s cash is classified as FVTPL.

Financial assets classified as loans and receivables are measured at amortized cost using the effective interest method. The Company’s convertible note receivable and other receivables are classified as loans and receivables and investment in a public entity’s shares is classified as available for sale.

Transactions costs associated with FVTPL financial assets are expensed as incurred, while transaction costs associated with all other financial assets are included in the initial carrying amount of the asset.

Financial liabilities

All financial liabilities are initially recorded at fair value and designated upon inception as FVTPL or other financial liabilities.

Financial liabilities classified as other financial liabilities are initially recognized at fair value less directly attributable transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. The Company’s accounts payable and accrued liabilities are classified as other financial liabilities.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

Warrant liability and note payable

The notes issued by PPL and EyGen have warrants attached to them which are convertible into common shares of PPL and EyGen respectively. Accordingly, at inception the warrant part is treated as an embedded derivative and recorded at fair value as a financial liability and the face value of the Note as a whole less the value of the warrant is recorded as a note payable.

At subsequent balance sheet dates the fair value of the warrant is remeasured with movements in the fair value being recorded in the income statement. The loan element is recorded at amortized cost and is subject to a notional interest charge in each reporting period which is recorded in the income statement.

Impairment of financial assets

The Company assesses at each date of the statement of financial position whether a financial asset is impaired.

If there is objective evidence that an impairment loss on assets carried at amortized cost has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is then reduced by the amount of the impairment. The amount of the loss is recognized in income or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed to the extent that the carrying value of the asset does not exceed what the amortized cost would have been had the impairment not been recognized. Any subsequent reversal of an impairment loss is reversed through income or loss.

Foreign currency translation

The functional and presentation currency of the Company and its subsidiaries (note 2(c)) is the US dollar. Monetary assets and liabilities are translated at exchange rates in effect at the balance sheet date.  Non-monetary assets are translated at exchange rates in effect when they were acquired. Revenue and expenses are translated at the approximate average rate of exchange for the period. Foreign currency differences arising on retranslation are recognised in income or loss.

Share-based payments

The Company accounts for share-based payments granted to directors, officers, employees and consultants using the Black-Scholes option-pricing model to determine the fair value of the plan at the grant date. Share-based payments to employees, officers and directors are recorded and reflected as an expense over the vesting period with a corresponding amount reflected in stock option reserve. On exercise, the associated amounts previously recorded in the stock option reserve are transferred to the common share capital.

The quoted market price of the Company’s shares on the date of issuance under any share- based plan is considered as fair value of the shares issued.

Share-based payments to non-employees are recognized and measured at the date the services are received based on the fair value of the services received unless if the fair value of the services cannot be reliably measured in which case it is based on the fair value of equity instruments issued using the Black-Scholes option pricing model.

Accounting for equity units

When the Company issues Units under a private placement comprising of common shares and warrants, the Company follows the relative fair value method of accounting for warrants attached to and issued with common shares of the Company. Under this method, the fair value of warrants issued is estimated using a Black-Scholes option pricing model which is added to fair value of the common shares determined using the stock price at the date of issuance and the percentage relative to the fair values determined. The fair value of the common shares and the warrants are proportionately adjusted to the net proceeds received.

Income (Loss) per Share

Basic income (loss) per share is calculated by dividing net income (loss) (the numerator) by the weighted average number of common shares outstanding (the denominator) during the period.  Diluted Income (loss) per share reflects the dilution that would occur if outstanding stock options and share purchase warrants were exercised or converted into common shares using the treasury stock method and are calculated by dividing net income (loss) applicable to common shares by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued.

The inclusion of the Company’s stock options and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share.

Investment

The investment is comprised of shares of private companies that have been acquired through a private placement. The investment is initially recorded at fair value. Following acquisition, the Company evaluates whether control or significant influence is exerted by the Company over the affairs of the investee company. Based on the evaluation, the Company accounts for the investment using either the consolidation, equity accounting or fair value method. The Company evaluates the investment each reporting period for evidence of impairment and adjusts the carrying value accordingly.

Investment in associates

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5. Under the equity method, an investment in an associate is initially recognised in the consolidated statement of financial position at cost from the date the investee becomes an associate and adjusted thereafter to recognise the Company’s share of the profit or loss and other comprehensive income of the associate. When the Company’s share of losses of an associate exceeds the Company’s interest in that associate (which includes any long-term interests that, in substance, form part of the Company’s net investment in the associate), the Company discontinues recognising its share of further losses. Additional losses are recognised only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate.

On acquisition of the investment in an associate any excess of the cost of the investment over the Company’s share of the net fair value of the identifiable assets and liabilities of the investee is recognised as goodwill, which is included within the carrying amount of the investment. Any excess of the Company’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognised immediately in profit or loss in the period in which the investment is acquired.

When necessary, the entire carrying amount of the investment is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount. Any impairment loss recognised forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognised in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

Research and Development Expenses

(i)            Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in income or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically, and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. No development costs have been capitalized to date.

Research and development expenses include all direct and indirect operating expenses supporting the products in development.

(ii)           Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in income or loss as incurred.

(iii)         Clinical trial expenses

Clinical trial expenses are a component of the Company’s research and development costs. These expenses include fees paid to contract research organizations, clinical sites, and other organizations who conduct development activities on the Company’s behalf. The amount of clinical trial expenses recognized in a period related to clinical agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates incorporate factors such as patient enrolment, services provided, contractual terms, and prior experience with similar contracts.

Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Contingent liability

A contingent liability is a possible obligation that arises from past events and of which the existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not within the control of the Corporation; or a present obligation that arises from past events (and therefore exists), but is not recognized because it is not probable that a transfer or use of assets, provision of services or any other transfer of economic benefits will be required to settle the obligation; or the amount of the obligation cannot be estimated reliably.

Determination of fair value

A number of the Company’s accounting policies and disclosures required the determination of fair value, both for financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

The fair value of prepaid expenses and receivable and accounts payable and accruals are equivalent to their carrying amounts due to the short term nature of these items.

Income Tax

The Company is a British Virgin Island corporation. The Government of British Virgin Islands does not, under existing legislation, impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax upon the Company or its security holders. The British Virgin Islands is not party to any double taxation treaties.

New standards and interpretations not yet adopted

Standards issued but not yet effective up to the date of issuance of the Company’s consolidated financial statements are listed below. This listing is of standards and interpretations issued which the Company reasonably expects to be applicable at a future date. The Company intends to adopt those standards when they become effective.

IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 - Financial Instruments to replace IAS - Financial Instruments: Recognition and Measurement.

For financial assets, IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value and replaces the multiple rules in IAS 39. The approach in IFRS 9 is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. The new standard also requires a single impairment method to be used. For financial liabilities, the approach to the fair value option may require different accounting for changes to the fair value of a financial liability as a result of changes to an entity’s own credit risk. The Company does not believe that the above standard will have any impact on its financial statements.

IFRS 9 (2014) is effective for the Company for annual periods beginning on April 1, 2018 but is available for early adoption.

IFRS 16, Leases

In January 2016, the IASB issued IFRS 16 which requires lessees to recognize assets and liabilities for most leases. Lessees will have a single accounting model for all leases, with certain exemptions. The new standard is effective January 1, 2019, with limited early application permitted. The new standard permits lessees to use either a full retrospective or a modified retrospective approach on transition for leases existing at the date of transition, with options to use certain transition reliefs. The Company does not believe that the above standard will have any impact on its financial statements.

IFRIC 22 foreign currency Transaction and Advance Consideration

On December 8, 2016, the IASB issued IFRIC 22 which clarifies the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income when an entity has received or paid advance consideration in a foreign currency. The interpretation is applicable to annual periods beginning on or after January 1, 2018. The Company does not believe that the above standard will have any impact on its financial statements.

IFRIC 23 Uncertainty over Income Tax Treatment

The interpretation addresses the determination of taxable income (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. The new standard is effective to annual reporting periods beginning on or after January 1, 2019. The Company does not believe that the above standard will have any impact on its financial statements.

Prepayment Features with Negative Compensation (Amendments to IFRS 9)

Amends the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortised cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments. The amendment is effective to annual reporting periods beginning on or after January 1, 2019. The Company does not believe that the above standard will have any impact on its financial statements.

Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28)

Clarifies that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

The amendment is effective to annual reporting periods beginning on or after January 1, 2019. The Company has yet to assess the full impact of this amendment.